Financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Financial assets and liabilities
Schedule of business net debt

The Group’s net debt was as follows:

	At December 31,
	2023	2022
	$’m	$’m
Loan notes	3,277	3,231
Other borrowings	457	361
Net borrowings	3,734	3,592
Cash, cash equivalents and restricted cash	(443)	(555)
Derivative financial instruments used to hedge foreign currency and interest rate risk	21	—
Net debt	3,312	3,037

At December 31, 2023, the Group’s net debt and available liquidity was as follows:

		Maximum	Final
		amount	maturity	Facility			Available
Facility	Currency	drawable	date	type	Amount drawn		liquidity
		Local			Local
		currency			currency	$'m	$'m
		m			m
2.000% Senior Secured Green Notes	EUR	450	01-Sep-28	Bullet	450	497	–
3.250% Senior Secured Green Notes	USD	600	01-Sep-28	Bullet	600	600	–
6.000% Senior Secured Green Notes	USD	600	15-Jun-27	Bullet	600	600	–
3.000% Senior Green Notes	EUR	500	01-Sep-29	Bullet	500	553	–
4.000% Senior Green Notes	USD	1,050	01-Sep-29	Bullet	1,050	1,050	–
Global Asset Based Loan Facility	USD	369	06-Aug-26	Revolving	–	–	369
Lease obligations	Various	–	Various	Amortizing	–	408	–
Other borrowings	Various	–	Rolling	Amortizing	–	54	–
Total borrowings						3,762	369
Deferred debt issue costs						(28)	–
Net borrowings						3,734	369
Cash, cash equivalents and restricted cash						(443)	443
Derivative financial instruments used to hedge foreign currency and interest rate risk						21	–
Net debt / available liquidity						3,312	812

At December 31, 2022 the Group’s net debt and available liquidity was as follows:

		Maximum	Final
		amount	maturity	Facility			Available
Facility	Currency	drawable	date	type	Amount drawn		liquidity
		Local			Local
		currency			currency	$'m	$'m
		m			m
2.000% Senior Secured Green Notes	EUR	450	01-Sep-28	Bullet	450	480	–
3.250% Senior Secured Green Notes	USD	600	01-Sep-28	Bullet	600	600	–
6.000% Senior Secured Green Notes	USD	600	15-Jun-27	Bullet	600	600	–
3.000% Senior Green Notes	EUR	500	01-Sep-29	Bullet	500	533	–
4.000% Senior Green Notes	USD	1,050	01-Sep-29	Bullet	1,050	1,050	–
Global Asset Based Loan Facility	USD	415	06-Aug-26	Revolving	–	–	415
Lease obligations	Various	–	Various	Amortizing	–	327	–
Other borrowings	Various	–	Rolling	Amortizing	–	40	–
Total borrowings						3,630	415
Deferred debt issue costs						(38)	–
Net borrowings						3,592	415
Cash, cash equivalents and restricted cash						(555)	555
Net debt / available liquidity						3,037	970

Schedule of business movement in net debt

	At December 31,
	2023	2022
	$’m	$’m
Net decrease/(increase) in cash, cash equivalents and restricted cash per consolidated statement of cash flows*	112	(92)
Increase in net borrowings and derivative financial instruments	163	705
Increase in net debt	275	613
Net debt at January 1,	3,037	2,424
Net debt at December 31,	3,312	3,037
*	Includes exchange losses on cash, cash equivalents and restricted cash

Schedule of maturity analysis of borrowings

	At December 31,
	2023	2022
	$’m	$’m
Within one year or on demand	94	68
Between one and three years	175	100
Between three and five years	1,791	704
Greater than five years	1,702	2,758
Total borrowings	3,762	3,630
Deferred debt issue costs	(28)	(38)
Net borrowings	3,734	3,592

Schedule of contracted undiscounted cash flows of lease liabilities

	At December 31,
	2023	2022
	$’m	$’m
Not later than one year	99	70
Later than one year and not later than five years	285	224
Later than five years	110	108
	494	402

Schedule of contracted undiscounted cash flows of financial liabilities

		Derivative	Trade
	Total	financial	and other
	borrowings	instruments	payables
At December 31, 2023	$’m	$’m	$’m
Within one year or on demand	244	32	1,240
Between one and three years	458	41	—
Between three and five years	1,994	11	—
Greater than five years	1,761	—	—

		Derivative	Trade
	Total	financial	and other
	borrowings	instruments	payables
At December 31, 2022	$’m	$’m	$’m
Within one year or on demand	210	40	1,227
Between one and three years	374	4	—
Between three and five years	947	12	—
Greater than five years	2,891	1	—

Schedule of carrying value and fair value of the related party

	Carrying value
	Amount	Deferred debt
	drawn	issue costs	Total	Fair value
At December 31, 2023	$'m	$'m	$'m	$'m
Loan notes	3,300	(23)	3,277	2,885
Other borrowings	54	(5)	49	54
	3,354	(28)	3,326	2,939

	Carrying value
	Amount	Deferred debt
	drawn	issue costs	Total	Fair value
At December 31, 2022	$'m	$'m	$'m	$'m
Loan notes	3,263	(32)	3,231	2,702
Other borrowings	40	(6)	34	40
	3,303	(38)	3,265	2,742

Schedule of effective interest rates of financial liabilities and lease liabilities

	2023		2022
	USD	EUR	USD	EUR
2.000% Senior Secured Green Notes due 2028	—	2.27%	—	2.27%
3.250% Senior Secured Green Notes due 2028	3.52%	—	3.52%	—
6.000% Senior Secured Green Notes due 2027	6.72%	—	6.70%	—
3.000% Senior Green Notes due 2029	—	3.25%	—	3.25%
4.000% Senior Green Notes due 2029	4.26%	—	4.26%	—

	2023	2022
	Various Currencies
Lease obligations	6.47%	5.02%

Schedule of net borrowings denominated by currency

	At December 31,
	2023	2022
	$’m	$’m
Euro	1,110	1,057
U.S. dollar	2,562	2,492
GBP	40	19
Other	22	24
	3,734	3,592

Summary of derivative financial instruments

	Assets	Liabilities	Total
			Contractual
	Fair	Fair	or notional
	values	values	amounts
	$’m	$’m	$’m
Fair Value Derivatives
Commodity forward contracts	10	51	436
Forward foreign exchange contracts	2	12	595
Cross currency interest rate swaps	—	21	300
At December 31, 2023	12	84	1,331

	Assets	Liabilities	Total
			Contractual
	Fair	Fair	or notional
	values	values	amounts
	$’m	$’m	$’m
Fair Value Derivatives
Commodity forward contracts	29	34	522
Forward foreign exchange contracts	18	23	1,132
At December 31, 2022	47	57	1,654